Average Annual Total Returns - Delaware Tax-Free Pennsylvania Fund	Bloomberg Barclays Municipal Bond Index 1 year	Bloomberg Barclays Municipal Bond Index 5 years	Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	7.54%	3.53%	4.34%	2.43%	2.40%	3.81%	2.14%	2.34%	3.76%	2.88%	2.61%	3.79%	5.44%	2.58%	3.49%	7.64%	3.63%	4.92%	Dec. 31, 2013